Group information - Summary of Joint Operations and Joint Ventures (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
VG DTL Transmissions Projects Private Limited
Disclosure of joint operations [line items]
Name of companies	VG DTL Transmissions Projects Private Limited
Investor company	ReNew Wind Energy (AP2) PrivateLimited
Country of incorporation	India
Proportion of ownership interest in joint operation	50.00%	50.00%
3E NV
Disclosure of joint operations [line items]
Name of companies	3E NV (including its subsidiaries)
Investor company	ReNew Power International Limited
Country of incorporation	Belgium
Proportion of ownership interest in joint operation	78.00%	40.00%
Fluence India ReNew JV Private Limited
Disclosure of joint operations [line items]
Name of companies	Fluence India ReNew JV Private Limited
Investor company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in joint operation	50.00%	50.00%
GH4 India Private Limited
Disclosure of joint operations [line items]
Name of companies	GH4 India Private Limited
Investor company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in joint operation	33.00%	33.00%
Climate Connect Digital Limited (refer Note 36)
Disclosure of joint operations [line items]
Name of companies	Climate Connect Digital Limited (refer Note 36(i)(c))
Investor company	ReNew Power International Limited
Country of incorporation	United Kingdom
Proportion of ownership interest in joint operation	25.00%